Borrowings Under Line-Of-Credit	12 Months Ended
Sep. 30, 2011
Borrowings Under Line-Of-Credit [Abstract]
Borrowings Under Line-Of-Credit
4.	BORROWINGS UNDER LINE-OF-CREDIT

The Company has available an unsecured line-of-credit with a bank which will expire March 31, 2012. The Company anticipates being able to extend or replace this line-of-credit upon expiration. The Company's available unsecured line-of-credit varies during the year to accommodate its seasonal borrowing demands. Available limits under this agreement for the remaining term are as follows:

Available
Effective	Line-of-Credit

September 30, 2011	$3,000,000
October 25, 2011	5,000,000
January 25, 2012	3,000,000
February 24, 2012	1,000,000

A summary of the line-of-credit follows:

	September 30
	2011	2010

Line-of-credit at year-end	$3,000,000	$3,000,000
Outstanding balance at year-end	-	-
Highest month-end balance outstanding	-	-
Average daily balance	-	-
Average rate of interest during year on outstanding balances	0.00%	0.00%
Interest rate at year-end	1.24%	1.26%
Availability fee on unused line-of-credit	0.15%	0.15%